Segment Information (Contributions of Profitability Information For Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	$ 44,522	$ 44,568	$ 38,077
Loss before income taxes	1,585	(4,776)	(2,601)
Metallic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales			1
Loss before income taxes			(348)
Electronic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	21,331	24,847	18,409
Loss before income taxes	742	(2,105)	(1,912)
Segment Total [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	44,925	45,028	38,616
Injection Molded Plastic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	23,594	20,181	20,206
Loss before income taxes	843	(2,671)	(341)
Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(403)	(460)	(539)
Intersegment Eliminations [Member] | Metallic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	403	460	539
Intersegment Eliminations [Member] | Electronic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(53)	(104)	(105)
Intersegment Eliminations [Member] | Injection Molded Plastic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	$ (350)	$ (356)	$ (434)